STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
MARCH 31, 2023

DESCRIPTION                                 SHARES       MARKET VALUE
-----------                                 ------       ------------

COMMON STOCKS ? 98.60%

Petroleum Refining-11.00%
   Chevron Corp.                            10,643      $   1,736,512
   Valero Energy Corp                       11,028          1,539,509
                                                            ---------
                                                            3,276,021

Computer and Office Equipment-9.16%
   Hewlett Packard Inc.                     42,844          1,257,471
   International Business Machines Corp.    11,216          1,470,305
                                                            ---------
                                                            2,727,776

Telephone Communications, Except
Radiotelephone-8.54%
   AT&T                                     83,429          1,606,008
   Verizon                                  24,089            936,821
                                                            ---------
                                                            2,542,829

Pharmaceutical Preps-8.25%
   AbbVie Inc.                               9,869          1,572,823
   Pfizer Inc.                              21,646            883,157
                                                            ---------
                                                            2,455,980

National Commercial Banks-5.95%
   Bank of America			 44,380		1,269,268
   Wells Fargo                              13,500            504,630
                                                            ---------
							1,773,898

Canned, Frozen & Preserved Fruit, Veg-5.85%
   The Kraft Heinz Company		 45,081		1,743,282

Paper Prods-5.41%
   Kimberly-Clark Corp			 12,010		1,611,982

Raw Farm Food-5.18%
   Universal Corp.                          29,174          1,543,013

Electronic Computers-5.33%
   Apple Inc.                                9,633          1,588,482

Cigarettes-4.92%
   Altria Group, Inc.			 32,853		1,465,901


- Continued ?
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
MARCH 31, 2023



DESCRIPTION                                 SHARES        MARKET VALUE
-----------                                 ------        ------------

Engines and Turbines-4.82%
   Cummins Inc.                              6,012      $   1,436,147

Biolog Prod-4.81%
  Amgen Inc.				5,921		1,431,402

Semi-Conductors and Related Devices-4.31%
   Intel Corp				39,326          1,284,780

Computer Communications Equipment-4.09%
   Cisco Systems Inc.			 23,296		1,217,798

Gold and Silver Ores-4.08%
   Newmont Corp.			 24,790		1,215,206

TV Stations-3.99%
   Paramount Global			53,271		1,188,476

Retail Drug Store-2.91%
  Walgreens Boots Alliance                  25,039            865,849



                                                           ----------

   Total common stocks (cost $22,702,168)               $  29,368,822
							   ----------


SHORT-TERM INVESTMENTS ? 1.21%
   Schwab Money Market Fund (Single Class Fund)
              -current interest at 0.45%  360,823    	 $      360,823
                                                            ---------

   Total short-term investments (cost $  360,823    )		360,823
                                                            ---------

Total investment securities ?  99.84% (cost $23,062,991)   29,729,645

Other assets less liabilities ? 0.16%                          48,075
                                                             --------

Net assets - 100.00%                                   $   29,777,720
                                                         ============




FAIR VALUE OF INVESTMENTS

In accordance with U.S. generally accepted accounting principles (?GAAP?), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - observable inputs other than quoted prices (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2023:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities*          Instruments **
      -----                         ----------           -----------
      Level 1:
         Common Stock               $29,368,822          $          0
         Short term investments         360,823			 0
                                    -----------          ------------
            Total Level 1:           29,729,645			 0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $29,729,645          $          0
                                    ===========          ============

   *All investments in securities are classified as ?Highly Liquid?.

   ** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument. As of March 31, 2023, the Fund did not own any other financial instruments.